SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2020
Supplemental Cash Flow Elements [Abstract]
Schedule of cash flow, supplemental disclosures [Table Text Block]
	December 31, 2020	December 31, 2019	December 31, 2018

Cash paid during the period for:
Interest	$—	$—	$—
Income taxes	$94,992	$—	$—